Transactions with Directors and Other Key Management Personnel - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) director	Dec. 31, 2020 GBP (£) director	Dec. 31, 2019 GBP (£)
Disclosure Of Directors And Key Management Remuneration [Line Items]
Remuneration excluding pension contribution | £	£ 4,638,290	£ 2,200,138
Remuneration excluding pension contribution performance | £	2,913,000	748,495
Accrued defined benefit pension related to the highest paid director | £	£ 22,119	21,309
Directors with a deferred pension benefit accruing under a defined benefit scheme	1
Ex gratia pensions paid to former Directors | £	£ 370,668	£ 366,248	£ 335,202
Directors who held any interest in the shares	0	0
Directors who exercised or were granted any rights to subscribe for shares	0	0
Directors who exercised share options over shares in Banco Santander	0	0
Number of loan made to directors	2	4
Loans made to directors | £	£ 15,430	£ 13,994
Number of Directors undertook sharedealing transactions	0	0
Other key management personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of loan made to key management personnel	2	5
Loans made to key management personnel | £	£ 11,678	£ 1,811,171